Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,720,000
Previously Paid Amount	0.00
Total Fee Amount	2,585.23
Total Offset Amount	0.00
Net Fee	2,585.23
Narrative - Max Aggregate Offering Price	$ 18,720,000
Final Prospectus	true